Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000014124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[1]
C000014124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000014124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[1]
C000014124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000014124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000014124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000014124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000014124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000014124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000014124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000014124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000014124 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%	[2]
C000014124 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000014124 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000014124 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[2]
C000014124 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000014124 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000014124 [Member] | Risk Reversal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000129310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[3]
C000129310 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
C000129310 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.00%	[3]
C000129310 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000129310 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000129310 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000129310 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000129310 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3]
C000129310 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
C000129310 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000129310 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%	[4]
C000129310 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000129310 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000129310 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%	[4]
C000129310 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000129310 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[4]
C000129310 [Member] | Risk Reversal [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]

[1]	Percentage of total investments as of December 31, 2024.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2024.
[3]	Percentage of total investments as of December 31, 2024.
[4]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of December 31, 2024.